As filed with the Securities and Exchange Commission on December 23, 2005	Registration No. 333-70600 Registration No. 811-5626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 12 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and

AMENDMENT TO THE REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

SEPARATE ACCOUNT B
(Exact name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (610) 425-3400

Michael A. Pignatella, Esq.	James Shuchart, Esq.
ING	ING
151 Farmington Avenue	1475 Dunwoody Drive
Hartford, CT 06156	West Chester, PA 19380-1478
(860) 723-2239	(610) 425-3563

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on December 27, 2005 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contracts

PARTS A and B

The Prospectus and Statement of Additional Information (SAI) each dated April 29, 2005, as supplemented, are incorporated into Parts A and B, respectively of this Post-Effective Amendment No. 12 by reference to the Registrant's filing under Rule 497(c) as filed on May 9, 2005, and by Registrant's filings under Rules 485(b) and 497(e) as filed on August 1, August 4, August 19, September 28, September 29, and October 11, 2005, respectively,
(File No. 333-70600).

A supplement dated December 27, 2005 to the Prospectus and SAI is included in Parts A and B, respectively, of this Post-Effective Amendment No. 12.

ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

ING Rollover Choice Variable Annuity

Supplement dated December 27, 2005 to the

Contract Prospectus and Statement of Additional Information dated April 29, 2005,

as amended

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Statement of Additional Information. You should read this Supplement along with the current Contract Prospectus and Statement of Additional Information (SAI), as amended.

Effective December 31, 2005, or upon state approval, whichever is later, the optional ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) rider may be available under your Contract. The ING LifePay rider is an optional benefit available for an extra charge, as described below.

The following is added to the second chart under the “Index of Special Terms” on page ii of the Contract Prospectus:

Term Used in This Prospectus	Corresponding Term Used in the Contract
ING LifePay Base	MGWB Base

The following section replaces the “Optional Rider Charge” subsection of the “Separate Account Annual Charges” subsection of the “Fees and Expenses” section of the Contract Prospectus (as supplemented on August 15, 2005) to provide fee information regarding the ING LifePay rider.

Optional Rider Charges[6]

Minimum Guaranteed Income Benefit rider:

As an Annual Charge	As a Quarterly Charge
0.60% of the MGIB Benefit Base[7]	0.15% of the MGIB Benefit Base[7]

ING LifePay Minimum Guaranteed Withdrawal Benefit Rider:

As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Reset Option Elected[8]
0.40% of Contract value	0.10% of Contract value	1.20% of Contract value

[6]

We deduct optional rider charges from the subaccounts in which you are invested on each quarterly Contract anniversary, in arrears, and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

[7]	Please see “Minimum Guaranteed Income Benefit Rider Charge” and “Optional Minimum Guaranteed Income Benefit Rider” in the Contract prospectus supplement dated August 15, 2005.
[8]

If you elect the Reset Option on or after the fifth rider anniversary, we reserve the right to increase the charge for the ING LifePay rider to a maximum annual charge of 1.20% of Contract value. Please see “ING LifePay Minimum Guarantee Withdrawal Benefit – ING LifePay Reset Option.”

Form X.70600-05C	Page 1 of 13	December 2005

The following section is added to the “Separate Account Annual Charges” subsection of the “Fees and Expenses” section of the Contract Prospectus:

Table of Separate Account Charges

This table shows the total charges that you could pay if you elect the ING LifePay Withdrawal Benefit based on current charges (for contracts issued on or after August 7, 2003):

	Option Package I	Option Package II	Option Package III
Mortality & Expense Risk Charge	0.85%	1.05%	1.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
ING LifePay Minimum Guaranteed Withdrawal Benefit Rider	0.40%	0.40%	0.40%
Total	1.40%	1.60%	1.75%

This table shows the total charges that you could pay if you elect the Minimum Guaranteed Income Benefit rider based on current charges (for contracts issued on or after August 7, 2003):

	Option Package I	Option Package II	Option Package III
Mortality & Expense Risk Charge	0.85%	1.05%	1.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
ING Minimum Guaranteed Income Benefit Rider	0.60%	0.60%	0.60%
GET Fund Guarantee Charge[5]	0.50%	0.50%	0.50%
Total	2.10%	2.30%	2.45%

The following section is added to the “Fees and Expenses” section of the Contract Prospectus:

Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of Option Package III for Contracts established on or after August 7, 2003. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual Contract administrative charge as an annual charge of 0.01% of assets. The example also assumes the election of the ING LifePay rider, and reflects an ING LifePay rider charge of 0.40% for the first five years and the maximum ING LifePay rider charge of 1.20% for years six through ten. If you elect different options, your expenses may be lower. Note that if some or all of the amounts held under the Contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example. Surrender charges may apply if you choose to annuitize your Contract within the first Contract year and, under certain circumstances, within the first 7 Contract years.

Form X.70600-05C	Page 2 of 13	December 2005

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$883	$1,406	$1,952	$4,097
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$883	$1,406	$1,952	$4,097
3) If you do not surrender your Contract:
1 year	3 years	5 years	10 years
$344	$1,048	$1,774	$4,097

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract" in the Contract Prospectus.

The following section is added to the “Charges Deducted from the Subaccounts” subsection of the “Charges and Fees” section of the Contract Prospectus to reflect charges for the ING LifePay rider.

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay). The annual charge for the ING LifePay rider is 0.40% (0.10% quarterly) of the Contract value. The charge is deducted from the Contract value in the subaccounts on each quarterly Contract anniversary date, in arrears. If the rider is added after contract issue, the charges will still be assessed on quarterly Contract anniversaries, but the first charge will be assessed pro-rata based upon when the rider is added during the Contract quarter. We will deduct charges during the period starting on the rider date and up to the date your rider enters Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status will occur if your Contract value is reduced to zero and other conditions are met. Please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider – Lifetime Automatic Periodic Benefit Status,” below. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

The following section is added to the Contract Prospectus.

Optional ING LifePay Minimum Guaranteed Withdrawal Benefit Rider

Effective December 31, 2005, and subject to state availability, you may elect to purchase the optional ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) rider. You may add only one optional benefit rider to your Contract, and therefore cannot purchase both the ING LifePay rider and the Minimum Guaranteed Income Benefit rider. Each rider has a separate charge.

Once elected, the ING LifePay rider generally may not be cancelled. You may not remove the ING LifePay rider and charges will be assessed regardless of the performance of your Contract.

Please see “Optional Rider Charges” above for information on ING LifePay rider charges. Each payment you receive under the ING LifePay rider will be taxed as a withdrawal and may be subject to a penalty tax. See “Withdrawals” and “Federal Tax Considerations” below and in the Contract Prospectus for more information.

The ING LifePay rider may be elected with your application or on any Contract anniversary. We reserve the right to offer other election periods to existing Contract owners at our discretion. We may also discontinue offering the ING LifePay rider at our discretion.

Form X.70600-05C	Page 3 of 13	December 2005

The ING LifePay rider may not be appropriate for all investors. You should analyze the rider thoroughly and understand it completely before you select it. The ING LifePay rider does not guarantee any return of principal or premium payments and does not guarantee performance for any specific investment portfolio under the Contract. The ING LifePay rider may also affect the death benefit amount under the Contract. You should consult a qualified financial adviser in evaluating the ING LifePay rider.

The ING LifePay rider may not be available in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

The following describes the optional ING LifePay rider. Please retain this supplement with your Contract Prospectus so that you will have it for future reference.

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider is an optional benefit which guarantees that if your Contract value is reduced to zero by a withdrawal equal to or less than the Maximum Annual Withdrawal, we will pay an amount equal to the Maximum Annual Withdrawal annually until the death of the annuitant.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker dealers may limit the availability of the rider to younger ages. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay rider, you many not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider. The Company may, at its discretion, cancel and/or replace the ING LifePay rider at your request in order to renew or reset the rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

2)

die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

Form X.70600-05C	Page 4 of 13	December 2005

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or
5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal as follows.

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater then the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals 5% of the greater of 1) the Contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal.

If the rider is in Lifetime Guaranteed Withdrawal Status, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. If a lifetime only annuitization option is elected, we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal.

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Form X.70600-05C	Page 5 of 13	December 2005

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1) before the withdrawal, for the excess withdrawal; and

2) after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Appendix A, Illustration 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year, subject to the following rules:

1.

If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2.	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3.	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.
4.

Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal, other than Required Minimum Distributions will count against and reduce any Additional Withdrawal Amount.

5.	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6.	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset on January 31 of the following calendar year.
7.

If the Contract is still in the Growth Phase on January 31, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the excess, if any, of the Required Minimum Distribution for that year over the Maximum Annual Withdrawal on the date the Maximum Annual Withdrawal is established.

See Appendix A, Illustration 3.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

Form X.70600-05C	Page 6 of 13	December 2005

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1) the Contract will provide no further benefits other than as provided under the ING LifePay rider;

2) no further premium payments will be accepted; and

3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Appendix A, Illustration 4.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Fund. See “Fixed Allocation Fund Automatic Rebalancing” below.

Please be advised that the ING GET U.S. Core Portfolio is not available as an investment option if you have chosen the ING LifePay rider.

Form X.70600-05C	Page 7 of 13	December 2005

Accepted Funds. Currently the Accepted Funds are the ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, ING Solution Income Portfolio, ING Liquid Assets Portfolio, Fixed Account II, and the Fixed Interest Division. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Fund. The ING VP Intermediate Bond Portfolio is designated as the Fixed Allocation Fund.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.

For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Fund will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds and the Fixed Allocation Fund are considered Other Funds.

Fixed Allocation Fund Automatic Rebalancing. If the Contract value in the Fixed Allocation Fund is less than 20% of the total Contract value allocated to the Fixed Allocation Fund and Other Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Fund and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Fund. Accepted Funds are excluded from Fixed Allocation Fund Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1. receipt of additional premiums;

2. transfer or reallocation among the Fixed Allocation Fund or Other Funds, whether automatic or specifically directed by you;

3. withdrawals from the Fixed Allocation Fund or Other Funds.

Fixed Allocation Fund Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Fund Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix B – Examples of Fixed Allocation Fund Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Fund Automatic Rebalancing may result in a reallocation into the Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix B – Examples of Fixed Allocation Fund Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Form X.70600-05C	Page 8 of 13	December 2005

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)

if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1) above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2) above, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death — Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices- Continuation After Death- Spouse,” in your Contract Prospectus), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the Contract is continued; and

2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the then current Contract value; and

3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	On the Contract anniversary following the date the rider is continued,

a. If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by 5%, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

b. If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by 5%. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Form X.70600-05C	Page 9 of 13	December 2005

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. See “Death of Owner or Annuitant” and “Continuation After Death — Spouse” above for further information.

If you die during the Lifetime Automatic Periodic Benefit Status, we will continue to pay the periodic payments that you were receiving under the ING LifePay rider to the annuitant. No other death benefit is payable. See “Death of Owner or Annuitant” above.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Federal Tax Considerations. Amounts paid to you under the ING LifePay rider as a withdrawal from a non-qualified Contract will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract owner’s investment in the Contract at that time. Investment in the Contract is generally equal to the amount of all contributions to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The Contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under riders to the Contract, i.e., the ING LifePay and Minimum Guaranteed Income Benefit riders, as well as the Market Value Adjustment could increase the Contract value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

Form X.70600-05C	Page 10 of 13	December 2005

APPENDIX A

ING LifePay Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract year is $3,000 net, with $500 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract year is $1,500 net, with $300 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract year is $1,500 net, with $200 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000)

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000)

Form X.70600-05C	Page 11 of 13	December 2005

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On January 31, the Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract year is $3,000 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract year is $1,500 net, with $0 of surrender and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000.

One year after the first withdrawal is taken, the Contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the Contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

Form X.70600-05C	Page 12 of 13	December 2005

APPENDIX B

Examples of Fixed Allocation Fund Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Fund Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Fund (0%) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Fund. Your ending allocations will be $100,000 to Accepted Funds, $100,000 to the Fixed Allocation Fund, and $400,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted Funds ($70,000), 20% to the Fixed Allocation Fund ($20,000), and 5% to Other Funds ($5,000). No Fixed Allocation Fund Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $200 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,200) is 20% of the total amount allocated to the Fixed Allocation Fund and Other Funds ($6,000).

Form X.70600-05C	Page 13 of 13	December 2005

PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
Financial Statements:
(a) (1) All financial statements are incorporated by reference in the Statement of Additional Information as indicated therein.
(2)

Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

ING USA Annuity and Life Insurance Company,
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule I
Summary of Investments – Other than Investments in Affiliates
As of December 31, 2004
(In Millions)

			Amount
			Shown on
Type of Investments	Cost	Value*	Balance Sheet

Fixed maturities:
U.S. government and government agencies and authorities	$ 464.0	$ 464.7	$ 464.7
State, municipalities and political subdivisions	20.7	19.9	19.9
Public utilities securities	1,796.9	1,866.4	1,866.4
Other U.S. corporate securities	6,292.4	6,513.2	6,513.2
Foreign securities (1)	3,090.1	3,198.3	3,198.3
Residential mortgage-backed securities	3,440.3	3,461.8	3,461.8
Commercial mortgage-backed securities	1,107.8	1,139.7	1,139.7
Other asset-backed securities	1,934.2	1,933.8	1,933.8

Total fixed maturities, including fixed maturities pledged	$ 18,146.4	$ 18,597.8	$ 18,597.8

Total equity securities	$ 34.8	$ 35.3	$ 35.3

Mortgage loans	$ 3,851.8	$ 3,969.4	$ 3,851.8
Policy loans	169.0	169.0	169.0
Other investments	228.8	229.0	228.8

Total investments	$ 22,430.8	$ 23,000.5	$ 22,882.7

* See Notes 2 and 3 of Notes to Financial Statements.

(1)	The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

ING USA Annuity and Life Insurance Company,
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Schedule IV
Reinsurance Information
As of and for the years ended December 31, 2004, 2003 and 2002
(In Millions)

					Percentage of
	Gross	Ceded	Assumed	Net	assumed to net

Year ended December 31, 2004
Life insurance in force	$ 7,405.6	$ 906.0	$ -	$ 6,499.6	0.0%

Premiums:
Life insurance	25.0	2.2	-	22.8
Accident and health insurance	0.4	0.4	-	-
Total premiums	$ 25.4	$ 2.6	$ -	$ 22.8

Year ended December 31, 2003
Life insurance in force	$ 8,001.4	$ 1,209.4	$ -	$ 6,792.0	0.0%

Premiums:
Life insurance	27.4	1.4	-	26.0
Accident and health insurance	0.2	0.2	-	-
Total premiums	$ 27.6	$ 1.6	$ -	$ 26.0

Year ended December 31, 2002
Life insurance in force	$ 8,722.9	$ 1,370.5	$ -	$ 7,352.4	0.0%

Premiums:
Life insurance	38.4	1.6	-	36.8
Accident and health insurance	0.2	0.2	-	-
Total premiums	$ 38.6	$ 1.8	$ -	$ 36.8

(b)	Exhibits
(1)

Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

	(2)	Not applicable
(3)(a)

Distribution Agreement between the Depositor and Directed Services, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(b)

Form of Dealers Agreement • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(c)

Organizational Agreement • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(d)

Addendum to Organizational Agreement • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(e)

Expense Reimbursement Agreement Amendment • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(f)

Form of Assignment Agreement for Organizational Agreement • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(g)

Amendment to the Distribution Agreement between ING USA and DSI • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2004 (File Nos. 333-90516, 811-5626).

(4)(a)

Form of Variable Annuity Group Master Contract • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(b)

Form of Variable Annuity Contract • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(c)

Form of Variable Annuity Certificate • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(d)

Form of GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(e)

Section 72 Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(f)

Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(g)

Simple Retirement Account Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(h)

403(b) Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(i)

Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(j)

ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(k)

Death Benefit Option Package Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 1, 2003 (File Nos. 333-70600, 811-5626).

(l)

Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(m)	Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (IU-RA-3023)
(n)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (IU-RA-3023)
(5)(a)

Individual Deferred Combination Variable and Fixed Annuity Application • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-70600, 811-5626).

(5)(b)	Application G-CDA-1105(01/06)
(6)(a)

Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated (01/01/04) • Incorporated by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(b)

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, effective January 1, 2005 • Incorporated by reference to Registrant's Form 10-K as filed with the Securities and Exchange Commission on May 13, 2005 (File No. 33-87270).

(c)

Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) • Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28679, 811-5626).

(d)

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03) • Incorporated by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(7)	Not applicable
(8)(a)

Service Agreement between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(b)

Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(c)

Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(d)

Reciprocal Loan Agreement between Golden American Life Insurance Company and ING America Insurance Holdings, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(e)

Revolving Note Payable between Golden American Life Insurance Company and SunTrust Bank • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(f)

Surplus Note, dated (12/17/96) between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(g)

Surplus Note, dated (12/30/98) between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(h)

Surplus Note, dated (09/30/99) between Golden American Life Insurance Company and ING American Insurance Holdings, Inc. • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(i)

Surplus Note, dated (12/08/99) between Golden American Life Insurance Company and First Columbine Life Insurance Company • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(j)

Surplus Note, dated (12/30/99) between Golden American Life Insurance Company and Equitable of Iowa Companies • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(k)

Reinsurance Agreement, dated (06/30/00) between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(l)

Renewal of Revolving Note Payable between Golden American Life Insurance Company and SunTrust Bank as of April 30, 2001 and expiring May 31, 2002 • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(m)

Reinsurance Agreement, effective (01/01/00) between Golden American Life Insurance Company and Security Life of Denver International Limited • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(n)

Letter of Credit between Security Life of Denver International Limited and The Bank of New York • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600, 811-5626).

(o)

Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies listed on Exhibit B • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(p)

Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(q)

Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos. 333-70600, 811-5626).

(r)

Participation Agreement between Golden American Life Insurance Company and ING Variable Products Trust • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 29, 2002 (File Nos. 033-23351, 811-5626).

(s)

Participation Agreement between Golden American Life Insurance Company and Pioneer Variable Contracts Trust • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 29, 2002 (File Nos. 033-23351, 811-5626).

(t)

Participation Agreement between Golden American Life Insurance Company and Fidelity Variable Insurance Products • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 29, 2002 (File Nos. 033-23351, 811-5626).

(u)

Participation Agreement between Golden American Life Insurance Company and AIM Variable Insurance Funds, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 29, 2002 (File Nos. 033-23351, 811-5626).

(v)

Participation Agreement between Golden American Life Insurance Company and ING Variable Portfolios, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 30, 2002 (File Nos. 333-70600, 811-5626).

(w)

Participation Agreement dated July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 30, 2002 (File Nos. 333-70600, 811-5626).

(x)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(y)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(z)

Amendment dated May 3, 2004 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.

(aa)

Amended and Restated Administrative Services Agreement dated as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 24, 2005.

(bb)

Participation Agreement dated July 13, 2001 between Golden American Life Insurance Company and ING Partners, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 30, 2002 (File Nos. 333-70600, 811-5626).

(cc)

Amendment dated September 1, 2001 to Participation Agreement dated July 13, 2001 between Golden American Life Insurance Company and ING Partners, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 30, 2002 (File Nos. 333-70600, 811-5626).

(dd)	Amendment dated May 1, 2003 to Participation Agreement dated July 13, 2001 between Golden American Life Insurance Company and ING Partners, Inc.
(ee)

Amendment dated November 1, 2004 to Participation Agreement dated July 13, 2001 between ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) and ING Partners, Inc.

(ff)	Amendment dated April 29, 2005 to Participation Agreement dated July 13, 2001 between Golden American Life Insurance Company and ING Partners, Inc.
(gg)

Shareholder Servicing Agreement between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and Golden American Life Insurance Company, Service Class Shares, effective January 1, 2002 • Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Form N-1A Registration Statement on October 29, 2004 (File No. 333-32575).

(hh)

Amendment to Shareholder Servicing Agreement between ING Partners, Inc. and Golden American Life Insurance Company, (Service Class Shares), effective May 1, 2003 • Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Form N-1A Registration Statement on April 30, 2003 (333-32575)

(ii)

Amendment dated November 1, 2004 to Shareholder Servicing Agreement between ING Partners, Inc. and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) (Service Class Shares)

(jj)

Participation Agreement between Golden American Life Insurance Company and Janus Capital Corporation • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 30, 2002 (File Nos. 333-70600, 811-5626).

(kk)

Form of Participation Agreement between Golden American Life Insurance Company and Oppenheimer Variable Account Funds • Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 30, 2002 (File Nos. 333-70600, 811-5626).

(ll)

Participation Agreement between ING USA Annuity and Life Insurance Co. and The PIMCO Variable Insurance Trust • Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-5626).

(mm)

Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, ING Strategic Allocation Portfolios, Inc. (formerly known as Aetna Generation Portfolios, Inc.), Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) • Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004 (File No. 33-88334), and incorporated herein by reference.

(nn)

Participation Agreement dated May 1, 2003 among ING Investors Trust and Golden American Life Insurance Company and Directed Services, Inc. • Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed on Form N-1A on February 27, 2004 (File No. 33-23512), and incorporated herein by reference.

(oo)

Participation Agreement dated September 2, 2003 as amended and restated on May 17, 2004 among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company. • Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-4 on April 21, 2005 (File No. 333-70600).

(pp)

Business Agreement dated September 2, 2003 as amended and restated on May 17, 2004 among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company. • Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-4 on April 21, 2005 (File No. 333-70600).

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas Joseph McInerney[1]	Director and Chairman
Kathleen Ann Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director, Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Harry N. Stout[3]	President
Andrew D. Chua[4]	President, ING Institutional Markets
Boyd G. Combs[1]	Senior Vice President, Tax
James R. Gelder[5]	Senior Vice President
James R. McInnis[3]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[3]	Senior Vice President
Richard Jay Slavens[6]	Vice President, Compliance
Paula Cludray-Engelke[5]	Secretary
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following persons control or are under common control with the Depositor:

Directed Services, Inc. ("DSI") – This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York Company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the State of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 28 in Post-Effective Amendment No. 29 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 27. Number of Contract Owners
As of November 30, 2005, there were 249,465 qualified contract owners and 203,752 non-qualified contract owners in ING USA's Separate Account B.
Item 28. Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a)

At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b)

The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principle business address for each officer and director is 1475 Dunwoody Drive, West Chester, PA 19308-1478, unless noted.

Name and Principal Business Address	Positions and Offices with Principal Underwriter
James R. McInnis	Director and President
Robert J. Hughes	Director

Matthew J. Rider		Director
Anita F. Woods ING Insurance Operations 5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390		Chief Financial Officer
James Shuchart		Secretary and General Counsel
Michael J. Roland 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258		Assistant Secretary and Investment Advisor Chief Compliance Officer
Kimberly Anderson 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258		Assistant Secretary
James Hennessy 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258		Assistant Secretary
Robert S. Naka 7337 E Doubletree Ranch Road Scottsdale, Arizona 85258		Assistant Secretary

(c)		Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	2004 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

DSI	$374,955,000	$0	$0	$0
Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.

Item 31. Management Services

None.
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and
(d)

to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ING USA Annuity and Life Insurance Company with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING USA Annuity and Life Insurance Company; or (iv) a reduction in the credit rating of ING USA Annuity and Life Insurance Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's prospectus, an offer to supply the most recent annual and/or quarterly report of each of ING USA Annuity and Life Insurance Company, or their successors to the Guarantee, free of charge, upon a shareholder's request.

ING USA Annuity and Life Insurance Company hereby represents:
1.	that the account meets the definition of a "separate account" under federal securities laws; and

2.

that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-70600) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut on this 23rd day of December, 2005.

SEPARATE ACCOUNT B
(Registrant)
	By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)
	By:	Harry N. Stout*

Harry N. Stout President
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on December 23rd, 2005 by the following persons in their capacities as indicated.
Signature	Title

Harry N. Stout*	President

Harry N. Stout	(principal executive officer)

Catherine H. Smith*	Director

Catherine H. Smith

Thomas J. McInerney*	Director

Thomas J. McInerney

Kathleen A. Murphy*	Director

Kathleen A. Murphy

Jacques de Vaucleroy*	Director

Jacques de Vaucleroy

David A. Wheat*	Director and Chief Financial Officer

David A. Wheat

Steven T. Pierson*	Chief Accounting Officer

By:	/s/ Michael A. Pignatella

Michael A. Pignatella Counsel of Depositor

*Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

SEPARATE ACCOUNT B Exhibit Index
Exhibit No.	Exhibit

99-B.4(m)	Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (IU-RA-3023)

99-B.4(n)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider with Reset (LifePay) (IU-RA-3023)

99-B.(5)(b)	Application G-CDA-1105(01/06)

99-B.8(dd)	Amendment dated May 1, 2003 to Participation Agreement dated July 13, 2001 between Golden American Life Insurance Company and ING Partners, Inc.

99-B.8(ee)	Amendment dated November 1, 2004 to Participation Agreement dated July 13, 2001 between Golden American Life Insurance Company and ING Partners, Inc.

99-B.8(ff)	Amendment dated April 29, 2005 to Participation Agreement dated July 13, 2001 between Golden American Life Insurance Company and ING Partners, Inc.

99-B.8(ii)

Amendment dated November 1, 2004 to Shareholder Servicing Agreement (Service Class Shares) between ING Partners, Inc. and ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company)

99-B.(9)	Opinion and Consent of Counsel

99-B.(10)	Consent of Independent Registered Public Accounting Firm

99-B.(13)	Power of Attorney